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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:         February 28, 2012

Date of reporting period:       November 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2011 (Unaudited)

COMMON STOCKS - 83.9%	Shares	Value
Consumer Discretionary - 11.4%
Auto Components - 0.1%
Drew Industries, Inc.	2,575	$55,878

Distributors - 0.8%
Core-Mark Holding Company, Inc.	25,615	987,714

Diversified Consumer Services - 0.8%
CPI Corporation	193,030	926,544

Household Durables - 4.7%
MDC Holdings, Inc.	149,120	2,661,792
Toll Brothers, Inc. *	148,985	3,025,885
		5,687,677
Media - 1.0%
Comcast Corporation - Class A Special	12,900	288,444
Walt Disney Company (The)	27,000	967,950
		1,256,394
Multiline Retail - 0.9%
Target Corporation	21,025	1,108,018

Specialty Retail - 3.1%
Lowe's Companies, Inc.	29,425	706,494
Staples, Inc.	216,075	3,113,641
		3,820,135
Consumer Staples - 5.0%
Food & Staples Retailing - 4.2%
Safeway, Inc.	30,900	618,000
Wal-Mart Stores, Inc.	76,170	4,486,413
		5,104,413
Household Products - 0.7%
Procter & Gamble Company (The)	12,900	832,953

Personal Products - 0.1%
LifeVantage Corporation *	100,000	145,000

Energy - 4.4%
Energy Equipment & Services - 1.2%
Tidewater, Inc.	28,480	1,435,392

Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corporation	21,295	1,712,970
Penn Virginia Corporation	56,960	301,888
Valero Energy Corporation	83,800	1,866,226
		3,881,084
Financials - 8.0%
Commercial Banks - 2.7%
Wells Fargo & Company	129,417	3,346,724

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Financials - 8.0% (Continued)
Consumer Finance - 1.2%
American Express Company	29,630	$1,423,425

Insurance - 4.1%
Berkshire Hathaway, Inc. - Class B *	33,800	2,662,088
Marsh & McLennan Companies, Inc.	38,332	1,157,243
SeaBright Holdings, Inc.	154,869	1,060,852
Selective Insurance Group, Inc.	3,710	61,141
		4,941,324
Health Care - 2.1%
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.	34,675	1,263,210

Health Care Providers & Services - 0.6%
VCA Antech, Inc. *	35,040	688,887

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. *	14,125	667,406

Industrials - 25.9%
Aerospace & Defense - 0.2%
Innovative Solutions & Support, Inc. *	80,600	321,594

Air Freight & Logistics - 0.5%
FedEx Corporation	7,615	632,654

Building Products - 5.0%
Apogee Enterprises, Inc.	70,355	745,763
Fortune Brands Home & Security, Inc. *	40,400	673,872
Insteel Industries, Inc.	66,183	690,289
Masco Corporation	272,800	2,613,424
Universal Forest Products, Inc.	48,180	1,342,776
		6,066,124
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	61,582	1,338,177
Cintas Corporation	29,625	900,600
Steelcase, Inc. - Class A	197,025	1,544,676
		3,783,453
Construction & Engineering - 6.1%
Granite Construction, Inc.	32,675	813,607
Jacobs Engineering Group, Inc. *	104,250	4,330,545
Orion Marine Group, Inc. *	374,550	2,251,046
		7,395,198
Electrical Equipment - 2.8%
Emerson Electric Company	39,790	2,079,027
Encore Wire Corporation	30,990	803,261
Servotronics, Inc.	40,623	363,982
Thomas & Betts Corporation *	2,280	118,583
		3,364,853

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Industrials - 25.9% (Continued)
Industrial Conglomerates - 3.3%
3M Company	35,135	$2,847,341
General Electric Company	71,600	1,139,156
		3,986,497
Machinery - 2.4%
Harsco Corporation	100,390	2,072,050
L.S. Starrett Company (The)	3,434	42,375
Lydall, Inc. *	90,137	811,233
		2,925,658
Professional Services - 2.1%
CDI Corporation	92,674	1,209,396
Heidrick & Struggles International, Inc.	30,890	657,957
Korn/Ferry International *	41,000	690,030
		2,557,383
Trading Companies & Distributors - 0.4%
Lawson Products, Inc.	30,332	478,032

Information Technology - 26.6%
Communications Equipment - 3.6%
Cisco Systems, Inc.	227,350	4,237,804
PCTEL, Inc.	16,908	118,187
		4,355,991
Computers & Peripherals - 4.4%
Dell, Inc. *	281,115	4,430,372
Hutchinson Technology, Inc. *	557,335	886,163
		5,316,535
Electronic Equipment, Instruments & Components - 5.7%
Benchmark Electronics, Inc. *	92,640	1,279,359
Corning, Inc.	64,125	850,939
Maxwell Technologies, Inc. *	71,930	1,220,652
Molex, Inc.	28,765	717,399
Newport Corporation *	109,500	1,426,785
Perceptron, Inc. *	117,949	620,412
Planar Systems, Inc. *	137,919	278,596
Vishay Precision Group, Inc. *	37,000	527,250
		6,921,392
IT Services - 1.2%
Paychex, Inc.	51,010	1,484,901

Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials, Inc.	297,170	3,203,493
Cabot Microelectronics Corporation *	1,965	81,685
Cohu, Inc.	700	7,084
Exar Corporation *	16,175	101,902
Intel Corporation	134,100	3,340,431
MEMC Electronic Materials, Inc. *	6,040	25,187
Micrel, Inc.	10,030	104,312
Rudolph Technologies, Inc. *	82,070	645,070
		7,509,164

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Information Technology - 26.6% (Continued)
Software - 5.5%
Microsoft Corporation	264,305	$6,760,922

Materials - 0.5%
Chemicals - 0.0%
Landec Corporation *	6,150	36,592

Metals & Mining - 0.5%
A.M. Castle & Company *	38,900	529,040

Total Common Stocks (Cost $105,505,820)		$101,998,161

WARRANTS - 0.1%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$150,748

MONEY MARKET FUNDS - 13.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $15,944,018)	15,944,018	$15,944,018

Total Investments at Value - 97.1% (Cost $121,579,968)		$118,092,927

Other Assets in Excess of Liabilities - 2.9%		3,540,165

Net Assets - 100.0%		$121,633,092

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2011 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Consumer Discretionary - 10.9%
Auto Components - 1.2%
Drew Industries, Inc.	4,805	$104,268

Distributors - 2.3%
Core-Mark Holding Company, Inc.	4,860	187,402

Diversified Consumer Services - 1.5%
CPI Corporation	18,515	88,872
Learning Tree International, Inc. *	5,213	36,074
		124,946
Hotels, Restaurants & Leisure - 0.9%
WMS Industries, Inc. *	3,500	73,395

Household Durables - 5.0%
MDC Holdings, Inc.	9,910	176,894
Toll Brothers, Inc. *	11,630	236,205
		413,099
Consumer Staples - 0.3%
Personal Products - 0.3%
LifeVantage Corporation *	16,200	23,490

Energy - 1.5%
Energy Equipment & Services - 0.6%
Gulf Island Fabrication, Inc.	780	22,175
Tidewater, Inc.	560	28,224
		50,399
Oil, Gas & Consumable Fuels - 0.9%
Penn Virginia Corporation	13,565	71,895

Financials - 3.8%
Commercial Banks - 1.0%
Glacier Bancorp, Inc.	7,235	86,892

Insurance - 2.8%
AMERISAFE, Inc. *	760	17,815
RLI Corporation	380	26,931
SeaBright Holdings, Inc.	13,425	91,961
Selective Insurance Group, Inc.	5,490	90,475
		227,182
Health Care - 3.4%
Health Care Providers & Services - 2.4%
VCA Antech, Inc. *	9,775	192,176

Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. *	2,985	84,625

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 47.8%
Aerospace & Defense - 2.3%
Curtiss-Wright Corporation	2,695	$88,800
Innovative Solutions & Support, Inc. *	24,423	97,448
		186,248
Building Products - 8.9%
Apogee Enterprises, Inc.	20,740	219,844
Fortune Brands Home & Security, Inc. *	3,522	58,747
Insteel Industries, Inc.	16,119	168,121
Quanex Building Products Corporation	5,800	87,464
Universal Forest Products, Inc.	7,155	199,410
		733,586
Commercial Services & Supplies - 5.1%
ABM Industries, Inc.	8,350	181,445
Steelcase, Inc. - Class A	30,825	241,668
		423,113
Construction & Engineering - 7.6%
EMCOR Group, Inc.	7,165	183,639
Granite Construction, Inc.	7,945	197,830
Layne Christensen Company *	2,605	65,177
Orion Marine Group, Inc. *	29,683	178,395
		625,041
Electrical Equipment - 7.7%
Encore Wire Corporation	7,835	203,083
Powell Industries, Inc. *	5,390	163,425
Servotronics, Inc.	8,414	75,390
Thomas & Betts Corporation *	3,625	188,536
		630,434
Machinery - 7.4%
Astec Industries, Inc. *	1,680	56,196
Harsco Corporation	8,645	178,433
Kaydon Corporation	2,515	79,423
L.S. Starrett Company (The)	8,629	106,482
Lydall, Inc. *	21,465	193,185
		613,719
Professional Services - 7.2%
CDI Corporation	16,240	211,932
Heidrick & Struggles International, Inc.	8,710	185,523
Korn/Ferry International *	11,625	195,649
		593,104
Trading Companies & Distributors - 1.6%
Lawson Products, Inc.	8,452	133,204

Information Technology - 19.9%
Communications Equipment - 0.9%
PCTEL, Inc.	10,476	73,227

Computers & Peripherals - 0.7%
Hutchinson Technology, Inc. *	37,245	59,220

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 19.9% (Continued)
Electronic Equipment, Instruments & Components - 12.4%
Benchmark Electronics, Inc. *	13,645	$188,437
Daktronics, Inc.	9,225	86,715
Electro Scientific Industries, Inc. *	2,545	33,518
FEI Company *	395	15,942
Maxwell Technologies, Inc. *	6,180	104,875
Newport Corporation *	15,530	202,356
Perceptron, Inc. *	19,204	101,013
Planar Systems, Inc. *	51,604	104,240
Vishay Precision Group, Inc. *	12,685	180,761
		1,017,857
Semiconductors & Semiconductor Equipment - 5.9%
Cohu, Inc.	4,134	41,836
CyberOptics Corporation *	6,874	53,686
Exar Corporation *	21,399	134,814
International Rectifier Corporation *	715	15,036
Micrel, Inc.	7,525	78,260
Rudolph Technologies, Inc. *	20,850	163,881
		487,513
Materials - 3.5%
Chemicals - 0.8%
Landec Corporation *	11,895	70,776

Metals & Mining - 2.7%
A.M. Castle & Company *	12,130	164,968
Synalloy Corporation	5,396	56,658
		221,626

Total Common Stocks (Cost $7,439,703)		$7,508,437

MONEY MARKET FUNDS - 8.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $687,639)	687,639	$687,639

Total Investments at Value - 99.4% (Cost $8,127,342)		$8,196,076

Other Assets in Excess of Liabilities - 0.6%		48,942

Net Assets - 100.0%		$8,245,018

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments
November 30, 2011 (Unaudited)

COMMON STOCKS - 30.6%	Shares	Value
Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 1.0%
Multimedia Games Holding Company, Inc. *	2,300	$17,020

Leisure Equipment & Products - 1.4%
Arctic Cat, Inc. *	1,150	22,862

Specialty Retail - 1.0%
Select Comfort Corporation *	865	16,028

Consumer Staples - 2.4%
Personal Products - 2.4%
LifeVantage Corporation *	10,895	15,798
Nu Skin Enterprises, Inc. - Class A	505	24,108
		39,906
Financials - 8.7%
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	1,125	30,285

Insurance - 1.9%
Allied World Assurance Company Holdings, AG	515	30,638

Real Estate Investment Trusts (REIT) - 2.3%
PennyMac Mortgage Investment Trust	2,300	37,076

Real Estate Management & Development - 2.7%
Altisource Portfolio Solutions S.A. *	915	43,563

Health Care - 1.5%
Biotechnology - 1.1%
Spectrum Pharmaceuticals, Inc. *	1,270	17,589

Health Care Equipment & Supplies - 0.4%
Delcath Systems, Inc. *	2,400	6,192

Industrials - 10.3%
Aerospace & Defense - 2.8%
Hexcel Corporation *	1,865	46,476

Airlines - 2.8%
Spirit Airlines, Inc. *	2,885	46,535

Machinery - 4.7%
Twin Disc, Inc.	635	26,924
Wabtec Corporation	355	24,229
Watts Water Technologies, Inc. - Class A	655	25,021
		76,174

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 30.6% (Continued)	Shares	Value
Information Technology - 4.3%
Communications Equipment - 1.1%
ORBCOMM, Inc. *	5,400	$17,820

Software - 3.2%
Allot Communications Ltd. *	2,455	41,391
Mitek Systems, Inc. *	1,565	11,472
		52,863

Total Common Stocks (Cost $470,015)		$501,027

CLOSED-END FUNDS - 3.5%	Shares	Value
Central GoldTrust * (Cost $56,177)	875	$57,698

EXCHANGE-TRADED FUNDS - 7.7%	Shares	Value
Direxion Daily Small Cap Bear 3X Shares *	3,000	$84,570
SPDR Gold Trust *	240	40,831
Total Exchange-Traded Funds (Cost $146,311)		$125,401

EXCHANGE-TRADED NOTES (ETN) - 3.1%	Shares	Value
iPath Dow Jones-UBS Cocoa Subindex Total ReturnSM ETN * (Cost $68,101)	1,595	$50,370

MONEY MARKET FUNDS - 50.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $827,649)	827,649	$827,649

Total Investments at Value - 95.5% (Cost $1,568,253)		$1,562,145

Other Assets in Excess of Liabilities - 4.5%		74,009

Net Assets - 100.0%		$1,636,154

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2011 (Unaudited)

CORPORATE BONDS - 39.0%	Par Value	Value
Consumer Discretionary - 6.0%
Auto Components - 0.5%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$446,860

Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	458,334
Starbucks Corporation, 6.25%, due 08/15/17	300,000	354,912
		813,246
Household Durables - 0.9%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	451,430
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	208,385
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	153,780
		813,595
Media - 1.7%
Comcast Corporation,
6.30%, due 11/15/17	200,000	235,043
5.70%, due 05/15/18	400,000	454,071
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	302,250
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	216,580
6.55%, due 11/15/37	400,000	415,711
		1,623,655
Multiline Retail - 0.8%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	590,382
6.00%, due 01/15/33	100,000	108,930
		699,312
Specialty Retail - 1.2%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	686,331
5.875%, due 12/16/36	300,000	348,038
Staples, Inc., 9.75%, due 01/15/14	100,000	114,260
		1,148,629
Consumer Staples - 4.9%
Beverages - 1.4%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	920,848
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	344,279
		1,265,127
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	844,999

Food Products - 1.0%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	889,314

Household Products - 0.4%
Clorox Company (The), 5.45%, due 10/15/12	370,000	383,360

Personal Products - 1.2%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	880,000	1,103,359

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 39.0% (Continued)	Par Value	Value
Energy - 5.0%
Energy Equipment & Services - 3.9%
Rowan Companies, Inc., 7.875%, due 08/01/19	$910,000	$1,070,201
Transocean, Inc., 7.375%, due 04/15/18	855,000	903,841
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	413,628
6.00%, due 03/15/18	300,000	330,201
7.00%, due 03/15/38	800,000	884,376
9.875%, due 03/01/39	20,000	27,380
		3,629,627
Oil, Gas & Consumable Fuels - 1.1%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	639,309
10.50%, due 03/15/39	250,000	361,446
		1,000,755
Financials - 2.7%
Commercial Banks - 0.6%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	561,400

Consumer Finance - 1.3%
American Express Company,
7.00%, due 03/19/18	800,000	936,582
8.125%, due 05/20/19	200,000	252,597
		1,189,179
Real Estate Investment Trusts (REIT) - 0.8%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	732,401

Health Care - 1.7%
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	935,696

Pharmaceuticals - 0.7%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	681,050

Industrials - 4.7%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	235,613

Building Products - 1.0%
Masco Corporation,
6.125%, due 10/03/16	300,000	303,975
5.85%, due 03/15/17	400,000	395,431
7.75%, due 08/01/29	240,000	231,229
		930,635
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	212,225
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	370,000
11.75%, due 02/01/19	200,000	219,000
		801,225

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 39.0% (Continued)	Par Value	Value
Industrials - 4.7% (Continued)
Electrical Equipment - 0.7%
Emerson Electric Company, 5.25%, due 10/15/18	$570,000	$667,465

Machinery - 0.1%
Dover Corporation, 5.45%, due 03/15/18	115,000	135,177

Professional Services - 0.8%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	211,045
Equifax, Inc., 7.00%, due 07/01/37	500,000	551,494
		762,539
Road & Rail - 0.9%
CSX Corporation, 6.25%, due 03/15/18	500,000	593,900
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	235,440
		829,340
Information Technology - 4.4%
Computers & Peripherals - 0.5%
Dell, Inc., 5.65%, due 04/15/18	400,000	456,724

Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc., 6.625%, due 09/15/16	500,000	557,587
Corning, Inc.,
6.85%, due 03/01/29	100,000	117,465
7.25%, due 08/15/36	500,000	590,590
		1,265,642
IT Services - 2.5%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	551,203
Western Union Company (The),
5.93%, due 10/01/16	600,000	670,523
6.20%, due 11/17/36	1,025,000	1,098,171
		2,319,897
Materials - 8.4%
Chemicals - 1.8%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	787,416
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	575,070
Lubrizol Corporation (The), 6.50%, due 10/01/34	200,000	263,137
		1,625,623
Construction Materials - 1.0%
Vulcan Materials Company,
6.40%, due 11/30/17	500,000	468,750
7.50%, due 06/15/21	500,000	493,750
		962,500
Containers & Packaging - 1.0%
Ball Corporation, 7.375%, due 09/01/19	830,000	900,550

Metals & Mining - 4.6%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	800,857
5.87%, due 02/23/22	1,200,000	1,171,110
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	444,213

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 39.0% (Continued)	Par Value	Value
Materials - 8.4% (Continued)
Metals & Mining - 4.6% (Continued)
Commercial Metals Company,
6.50%, due 07/15/17	$420,000	$383,876
7.35%, due 08/15/18	230,000	214,779
Nucor Corporation, 5.85%, due 06/01/18	300,000	354,728
Reliance Steel & Aluminum Company,
6.20%, due 11/15/16	360,000	375,442
6.85%, due 11/15/36	500,000	518,787
		4,263,792
Telecommunication Services - 0.5%
Media - 0.5%
Tele-Communication, Inc., 10.125%, due 04/15/22	300,000	424,928

Utilities - 0.7%
Multi-Utilities - 0.7%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	687,666

Total Corporate Bonds (Cost $31,729,671)		$36,030,880

U.S. GOVERNMENT OBLIGATIONS - 49.7%	Par Value	Value
U.S. Treasury Bills (a) - 49.7%
0.04%, due 05/03/12	$16,000,000	$15,997,440
0.06%, due 05/31/12	30,000,000	29,991,660
Total U.S. Government Obligations (Cost $45,988,162)		$45,989,100

CLOSED-END FUNDS - 1.0%	Shares	Value
Pioneer High Income Trust	13,600	$231,200
Western Asset Managed High Income Fund, Inc.	122,153	714,595
Total Closed-End Funds (Cost $855,727)		$945,795

MONEY MARKET FUNDS - 42.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $38,887,437)	38,887,437	$38,887,437

Total Investments at Value - 131.8% (Cost $117,460,997)		$121,853,212

Liabilities in Excess of Other Assets - (31.8%)		(29,388,191)

Net Assets - 100.0%		$92,465,021

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2011 (Unaudited)

1. Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2011:

CM Advisors Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$101,998,161	$-	$-	$101,998,161
Warrants	150,748	-	-	150,748
Money Market Funds	15,944,018	-	-	15,944,018
Total	$118,092,927	$-	$-	$118,092,927

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$7,508,437	$-	$-	$7,508,437
Money Market Funds	687,639	-	-	687,639
Total	$8,196,076	$-	$-	$8,196,076

CM Advisors Opportunity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$501,027	$-	$-	$501,027
Closed-End Funds	57,698	-	-	57,698
Exchange-Traded Funds	125,401	-	-	125,401
Exchange-Traded Notes	50,370	-	-	50,370
Money Market Funds	827,649	-	-	827,649
Total	$1,562,145	$-	$-	$1,562,145

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$36,030,880	$-	$36,030,880
U.S. Government Obligations	-	45,989,100	-	45,989,100
Closed-End Funds	945,795	-	-	945,795
Money Market Funds	38,887,437	-	-	38,887,437
Total	$39,833,232	$82,019,980	$-	$121,853,212

Refer to CM Advisors Fund’s, CM Advisors Small Cap Value Fund’s and CM Advisors Opportunity Fund’s Schedules of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued using Level 2 inputs by industry type.

During the quarter ended November 30, 2011, the Funds did not have any significant transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of November 30, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

3. Federal Income Tax

The following information is computed on a tax basis as of November 30, 2011:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$121,579,968	$8,127,342	$1,570,509	$117,460,997

Gross unrealized appreciation	$11,828,301	$637,547	$46,755	$4,535,151
Gross unrealized depreciation	(15,315,342)	(568,814)	(55,119)	(142,936)

Net unrealized appreciation/(depreciation)	$(3,487,041)	$68,733	$(8,364)	$4,392,215

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for CM Advisors Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 20, 2012

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 20, 2012

* Print the name and title of each signing officer under his or her signature.